Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current income tax expense	$ 49	$ 143
Deferred income tax recovery related to the origination and reversal of temporary differences	(86)	(45)
Deferred income tax recovery related to temporary difference on investment in subsidiaries	0	(5)
Write-down (reversal of write-down) of unrecognized deferred income tax assets	54	(13)
Income tax expense	17	80
Current income tax expense	49	143
Deferred income tax recovery	$ (32)	$ (63)